ASSET UNDER DEVELOPMENT - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contractual obligation					$ 715,496
Proceeds from short-term and long-term debt					580,268	$ 729,707	$ 524,278
Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contracted revenue, period (in years)				20 years
Revised project schedule extension (in months)	11 months
Contractual obligation					$ 1,600,000
LNG Croatia Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Contracted revenue, period (in years)			10 years
Gimi 700 million Facility | Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Face amount		$ 700,000
CSSC VIE Loan | LNG Croatia Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from short-term and long-term debt						$ 124,700
Keppel Capital | Gimi Conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Non-controlling contractual obligation, percentage (in percent)		30.00%